DERIVATIVES (Fair Value of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member] | Accrued Expenses [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ (7,721)	$ 6,058
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accounts Receivable [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ (74,320)	$ 3,508